Fair value measurement (Tables)	9 Months Ended
Sep. 30, 2019
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	1,373	1,373	—	—
Restricted cash	3,239,613	—	3,239,613	—
Short-term investments
Wealth management products	1,934,820	—	1,934,820	—
Investment securities
Listed equity securities	15,901,573	15,901,573	—	—

Total assets	21,077,379	15,902,946	5,174,433	—

		Fair value measurement at reporting date using
Description	Fair value as of September 30, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	5,554,829	5,554,829	—	—
Restricted cash	2,634,589	—	2,634,589	—
Short-term investments
Wealth management products	24,465,240	—	24,465,240	—
Investment securities
Listed equity securities	15,707,634	15,707,634	—	—

Total assets	48,362,292	21,262,463	27,099,829	—

Schedule of carrying value and fair value of investment securities

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	RMB	RMB	RMB	RMB
December 31, 2018	16,071,098	3,952,704	(4,122,229)	15,901,573

September 30, 2019	16,560,645	2,056,040	(2,909,051)	15,707,634